Critical Accounting Judgements, Estimates And Assumptions - Additional Information (Detail) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents	$ 67,408,215	$ 161,790,147	$ 123,417,716	$ 79,995,129
Deposits from banks	$ 62,284,779	$ 20,086,308